Summary of Significant Accounting Policies (Details) (Manager, USD $)	Jun. 30, 2012	Mar. 31, 2012
Manager
Related Party Transactions
Offering or organizational costs incurred		$ 650,000
Offering and other related organization costs to be reimbursed	$ 1,200,000	$ 1,200,000